8. Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Accounts Payable And Accrued Liabilities
Accounts Payable and Accrued Liabilities
($000s)	December 31, 2017	December 31, 2016
Trade payables	1,773	1,637
Trade and other payables due to related parties	74	148
Non-trade payables and accrued expenses	2,114	3,936
	3,961	5,721

In 2014 and 2015, the Company received $8.5 million related to the application for refund under the British Columbia Mineral Exploration Tax Credit program, for spending in 2010 and 2011. During 2016, upon the completion of an audit of the application by tax authorities, the Company was assessed $3.6 million, including accrued interest, for expenditures related to the application that the tax authority has categorized as not applicable to the recovery program. The Company recorded a $3.6 million provision within accounts payable and accrued liabilities on the consolidated statement of financial position as at December 31, 2016, with a corresponding increase to mineral interests. In 2017 the Company filed an objection to the reassessment and paid one-half of the accrued balance while the objection is reviewed.